Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Restatement on Balance Sheets

The following sets forth the previously reported and restated amounts of selected items within the balance sheet and statement of operations as of and for the year ended December 31, 2017 and 2016:

	2017
	As Previously Reported	Correction of Errors	As Restated

Accounts payable	$-	$52,837	$52,837
Due to related party	-	7,990	7,990
Derivative liability	-	295,800	295,800
Stockholders’ deficit, December 31, 2017	125,000	356,627	481,627
Net loss for the year ended December 31, 2017	-	271,187	271,187

	2016
	As Previously Reported	Correction of Errors	As Restated

Accounts payable	$-	$65,740	$65,740
Derivative liability	-	19,700	19,700
Stockholders’ deficit, January 1, 2016	125,000	78,632	203,632
Stockholders’ deficit, December 31, 2016	125,000	85,540	210,440
Net loss for the year ended December 31, 2016	-	6,808	6,808